Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk - Warranty by endorsement and sureties [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	$ 218,093	$ 280,462
Substandard	356	376
Non—complying	5,630
Total	224,079	280,838
Stage 1 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	186,051	249,306
Substandard
Non—complying
Total	186,051	249,306
Stage 1 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	131	395
Substandard
Non—complying
Total	131	395
Stage 2 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	31,911	30,761
Substandard	356	376
Non—complying
Total	32,267	31,137
Stage 2 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non—complying
Total
Stage 3 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non—complying	5,630
Total	5,630
Stage 3 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non—complying
Total